NEW ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS	NEW ACCOUNTING PRONOUNCEMENTS
New Accounting Pronouncements Adopted
ASU 2023-07 – Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances interim and annual segment disclosure requirements, including disclosure of certain significant segment expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. Dole adopted the updated disclosure guidance for the annual reporting period beginning January 1, 2024. The amendments in this update were applied retrospectively to all prior periods presented. Refer to Note 6 “Segments” for the Company’s segment disclosures.

New Accounting Pronouncements Not Yet Adopted